Investment in Associates - Additional Information (Details) $ / shares in Units, shares in Millions						2 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 29, 2018 USD ($) royalty $ / shares shares	Aug. 17, 2017 USD ($) shares	Apr. 20, 2017 USD ($) shares	Feb. 21, 2017 USD ($) royalty shares	Jul. 11, 2016	Apr. 20, 2017 USD ($)	Feb. 21, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / pure	Jun. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / pure Ounce	Dec. 31, 2017 USD ($) Ounce	Dec. 31, 2016 USD ($)
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates								$ 70,566,000		$ 55,017,000	$ 70,566,000	$ 55,017,000
Warrant liability, representing in-substance ownership								(14,664,000)		(14,295,000)	(14,664,000)	(14,295,000)
Proceeds from issuing Maverix shares											1,081,000	2,606,000
Deferred revenue								(13,300,000)		(12,000,000)	(13,300,000)	(12,000,000)
Income (loss) in associate											13,679,000	2,052,000
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates								69,116,000		53,567,000	69,116,000	53,567,000	$ 48,284,000
Warrant liability, representing in-substance ownership								$ (14,700,000)		$ (14,300,000)	$ (14,700,000)	(14,300,000)
Proportion of ownership interest in associate					54.00%	41.00%	43.00%	29.00%	40.00%	40.00%	40.00%
Number of royalties acquired | royalty	50			2
Stock issued in acquisition of royalty | shares	60.0		3.8	8.5
Number of common share purchase warrants issued in acquisition of royalty | shares	10.0
Common share purchase warrants, period exercisable	5 years
Exercise price per common share | $ / shares	$ 1.64
Cash paid in acquisition of royalties	$ 17,000,000			$ 5,000,000
Deferred revenue	$ (1,900,000)	$ (100,000)	$ (200,000)	$ (400,000)		$ (200,000)	$ (400,000)		$ (1,900,000)
Revenue from gold deliveries from La Colorada											$ 600,000	$ 300,000
Gold delivered from La Colorada (ounces) | Ounce											3,968	2,347
Dilution gains											$ 13,288,000	$ 2,273,000
Income (loss) in associate											391,000	(221,000)
Other [member]
Disclosure of associates [line items]
Investments in subsidiaries, joint ventures and associates								$ 1,450,000		$ 1,450,000	$ 1,450,000	$ 1,450,000
La Colorada mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)											100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)								650			650
La Bolsa mine [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Agreements to sell future gold production, percent of production (percent)											5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)								450			450
CEF Senior Secured Loan Facility [Member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Senior secured loan facility from CEF to Maverix, maximum borrowing capacity		$ 20,000,000.0
Ordinary shares [member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Number of shares of Maverix common stock issued (shares) | shares		2.3
Proceeds from issuing Maverix shares		$ 2,500,000
Ordinary shares [member] | CEF Limited [Member] | Maverix Metals Inc. [member]
Disclosure of associates [line items]
Number of shares of Maverix common stock issued (shares) | shares		5.9
Proceeds from issuing Maverix shares		$ 5,300,000